Reconciliation between Effective Income Tax Rate and Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
PRC statutory tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(1.00%)	(2.00%)	(3.00%)
Effect of tax preference granted to PRC subsidiaries		(1.00%)	(3.00%)
Effect of different tax rate of subsidiary operations in other jurisdiction	(3.00%)	4.00%	1.00%
Change in valuation allowance	(47.00%)	25.00%	(4.00%)
Effect of change in tax rate on deferred tax assets/liabilities		(7.00%)	4.00%
Prior year provision to return adjustment			(1.00%)
Recognition of the unrecognized tax benefit	15.00%	(9.00%)
Effective tax rate	(11.00%)	35.00%	19.00%